UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	September 30, 2002

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	9
Form 13F Information Table Entry Total:	93
Form 13F Information Table Value Total:	$151,071

List of Other Included Managers: Oak Value;
Westfield; Seneca; MJ Whitman; Kalmar; Navellier;
Sands Capital Mgmt; Wilson Bennett; Bear Stearns

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com                           COM              885535104     4466 1133393.000SH     SOLE              1133393.000           245.000
                                                                 1  245.000 SH       DEFINED               245.000
AOL Time Warner                COM              00184a105      222 19000.000SH       SOLE                19000.000
                                                               249 21275.000SH       DEFINED 02 15                         21275.000
Adaptec                        COM              00651F108     3112 705585.000SH      SOLE               705585.000           180.000
                                                                 1  180.000 SH       DEFINED               180.000
Allete                         COM              018522102     7372 341310.000SH      SOLE               341310.000           100.000
                                                                 2  100.000 SH       DEFINED               100.000
Ambac Financial                COM              023139108      306 5675.000 SH       DEFINED 02                             5675.000
American Power Conversion      COM              029066107      369 38586.000SH       SOLE                38586.000
Andrx Group                    COM              034553107     5724 258428.000SH      SOLE               258428.000            70.000
                                                                 2   70.000 SH       DEFINED                70.000
Arch Coal                      COM              039380100     6847 413705.000SH      SOLE               413705.000           120.000
                                                                28 1720.000 SH       DEFINED 03            120.000          1600.000
Automatic Data Processing      COM              053015103     6947 199800.000SH      SOLE               199800.000            60.000
                                                                51 1460.000 SH       DEFINED 12             60.000          1400.000
Berkshire Hathaway B           COM              084670207      449  182.000 SH       DEFINED 02                              182.000
Boeing                         COM              097023105     7073 207240.000SH      SOLE               207240.000            70.000
                                                                 2   70.000 SH       DEFINED                70.000
Bristol Myers Squibb           COM              110122108     5636 236788.088SH      SOLE               236788.088            70.000
                                                                33 1370.000 SH       DEFINED 15             70.000          1300.000
Cendant                        COM              151313103      129 11974.000SH       SOLE                11974.000
                                                               218 20300.000SH       DEFINED 02                            20300.000
Charter Communications         COM              16117m107      104 55775.000SH       DEFINED 02                            55775.000
Chesapeake Energy              COM              165167107      137 20800.000SH       DEFINED 08 03                         20800.000
Chevron Texaco                 COM              166764100      208 2999.000 SH       SOLE                 2999.000
                                                                89 1288.000 SH       DEFINED 13 15 05                       1288.000
Cisco                          COM              17275r102       55 5221.000 SH       SOLE                 5221.000
                                                                75 7200.000 SH       DEFINED 12                             7200.000
Citigroup                      COM              172967101     6116 206264.000SH      SOLE               206264.000            60.000
                                                               149 5039.000 SH       DEFINED 13 15 03 05    60.000          4979.000
Comcast                        COM              200300200      266 12775.000SH       DEFINED 02                            12775.000
Constellation Brands           COM              21036p108      236 10225.000SH       DEFINED 08 02                         10225.000
Copart                         COM              217204106      380 34985.000SH       SOLE                34985.000
Corel                          COM              21868Q109       84 118496.000SH      SOLE               118496.000
DST Systems                    COM              233326107     6702 227415.000SH      SOLE               227415.000            60.000
                                                                 2   60.000 SH       DEFINED                60.000
Dell Computer                  COM              247025109       25 1069.000 SH       SOLE                 1069.000
                                                               190 8090.000 SH       DEFINED 10 12 03 05                    8090.000
Electroglas                    COM              285324109      214 106975.000SH      SOLE               106975.000
                                                                 1  750.000 SH       DEFINED 07                              750.000
Eli Lilly                      COM              532457108      376 6800.000 SH       SOLE                 6800.000
Entrust                        COM              293848107      153 48667.000SH       SOLE                48667.000
F5 Networks                    COM              315616102       78 10300.000SH       SOLE                10300.000
Fleming Companies              COM              339130106      199 39820.000SH       SOLE                39820.000
General Electric               COM              369604103       10  397.927 SH       SOLE                  397.927
                                                               196 7934.000 SH       DEFINED 12 13 15 05                    7934.000
Hewlett Packard                COM              428236103       22 1873.724 SH       SOLE                 1873.724
                                                               100 8575.000 SH       DEFINED 02 15                          8575.000
Hudson City Bancorp            COM              443683107     3972 244749.000SH      SOLE               244749.000            70.000
                                                                 1   70.000 SH       DEFINED                70.000
Intel                          COM              458140100      192 13806.599SH       SOLE                13806.599
                                                               126 9105.000 SH       DEFINED 10 12 03 05                    9105.000
Interoil                       COM              460951106      107 20000.000SH       SOLE                20000.000
Interpublic Group              COM              460690100     5344 337154.000SH      SOLE               337154.000            95.000
                                                               226 14245.000SH       DEFINED 02 15          95.000         14150.000
Iomega                         COM              462030305      384 35930.000SH       SOLE                35930.000
Mattel                         COM              577081102     8413 467115.000SH      SOLE               467115.000           160.000
                                                                 3  160.000 SH       DEFINED               160.000
Merck                          COM              589331107      245 5361.101 SH       SOLE                 5361.101
                                                               227 4974.000 SH       DEFINED 02 13 15                       4974.000
Microsoft                      COM              594918104     1206 27579.000SH       SOLE                27579.000
                                                                54 1240.000 SH       DEFINED 12 05                          1240.000
Pitney Bowes                   COM              724479100     6267 205540.000SH      SOLE               205540.000            60.000
                                                                 2   60.000 SH       DEFINED                60.000
Principal Financial Group      COM              74251V102     7636 291680.000SH      SOLE               291680.000            80.000
                                                                 2   80.000 SH       DEFINED                80.000
Procter & Gamble               COM              742718109      211 2361.000 SH       DEFINED 10 13 05                       2361.000
Quanta Services                COM              74762E102       61 29190.000SH       SOLE                29190.000
R.G. Barry                     COM              068798107      259 62180.000SH       SOLE                62180.000
Safeway                        COM              786514208     6047 271185.000SH      SOLE               271185.000            80.000
                                                                49 2180.000 SH       DEFINED 15             80.000          2100.000
Schering Plough                COM              806605101      468 21950.000SH       SOLE                21950.000
                                                               222 10400.000SH       DEFINED 02                            10400.000
Stilwell Financial             COM              860831106     7447 616990.000SH      SOLE               616990.000           180.000
                                                                 2  180.000 SH       DEFINED               180.000
Superior Energy Svcs           COM              868157108       79 12200.000SH       DEFINED 03                            12200.000
Travelers Property Casual Clas COM              89420g406      241 17845.001SH       SOLE                17845.001             5.000
                                                                 1   78.000 SH       DEFINED 13              5.000            73.000
Vitesse Semiconductor          COM              928497106      203 298120.000SH      SOLE               298120.000
Walt Disney                    COM              254687106     5883 388562.795SH      SOLE               388562.795           140.000
                                                               208 13740.000SH       DEFINED 02            140.000         13600.000
XL Capital                     COM              g98255105      246 3350.000 SH       DEFINED 02                             3350.000
Harbor International                            411511306     8545 345262.253SH      SOLE               345262.253           260.457
                                                                 6  260.457 SH       DEFINED               260.457
Longleaf Partners Internationa                  543069405     6828 701771.325SH      SOLE               701771.325           390.938
                                                                 4  390.938 SH       DEFINED               390.938
Oakmark                                         413838103     9813 349463.224SH      SOLE               349463.224           242.080
                                                                 7  242.080 SH       DEFINED               242.080
S&P 500 SPDR Trust                              78462F103     1315 16074.000SH       SOLE                16074.000           100.000
                                                                 8  100.000 SH       DEFINED               100.000
Put Flex Quanta Services Exp 5 PUT                            2208     2020 SH  PUT  SOLE                     2020
Strong Schafer Value Fund II                                   896   132351 SH       SOLE                   132351